Average Annual Total Returns{- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-16 - Telecommunications Portfolio	Fidelity Advisor Telecommunications Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Telecommunications Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXYR4 Past 1 year	IXYR4 Past 5 years	IXYR4 Past 10 years
Total	(8.64%)	4.13%	8.50%	(11.54%)	1.87%	6.91%	(3.06%)	2.94%	6.66%	(6.74%)	4.30%	8.41%	(4.63%)	4.61%	8.52%	(2.75%)	5.71%	9.48%	(2.66%)		6.82%	[1]	Oct. 02, 2018	28.71%	18.47%	16.55%	(0.66%)	1.65%	7.48%

[1]	(a)Since inception October 2, 2018.